UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

________

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2018

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments

Innovation Shares

NextGen Protocol ETF

Schedule of Investments

February 28, 2018 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.0%

China — 3.9%
Baidu ADR*	448	$113,049
JD.com ADR*	1,648	77,703
		190,752
Denmark — 1.1%
AP Moller - Maersk, Cl B	32	52,549

Germany — 3.7%
Deutsche Boerse	240	32,037
SAP	1,392	146,346
		178,383
Hong Kong — 8.8%
BOC Hong Kong Holdings	12,000	60,726
Hong Kong Exchanges & Clearing	1,600	58,068
Tencent Holdings	5,600	309,294
		428,088
India — 1.5%
Infosys ADR	2,504	44,221
Wipro ADR	5,560	30,635
		74,856
Japan — 1.5%
ANA Holdings	800	32,261
GMO internet	100	1,818
Recruit Holdings	1,600	38,866
SBI Holdings	100	2,323
		75,268
Taiwan — 6.1%
Taiwan Semiconductor Manufacturing ADR	6,840	296,514

United Kingdom — 3.4%
BP	25,568	167,390

United States — 69.0%
Consumer Discretionary— 8.5%
Amazon.com*	240	362,988
DISH Network, Cl A*	640	26,682
Expedia	208	21,875
Overstock.com*	24	1,450
		412,995
Financials— 6.8%
American Express	1,096	106,871
CBOE Global Markets	152	17,026
CME Group, Cl A	440	73,110
Goldman Sachs Group	496	130,413
		327,420
Industrials— 4.0%
FedEx	320	78,851
United Parcel Service, Cl B	1,136	118,610
		197,461
Information Technology— 49.1%
Accenture, Cl A	704	113,351
Advanced Micro Devices*	1,304	15,792
Cisco Systems	4,975	222,781
Intel	5,872	289,431
International Business Machines	1,040	162,063
Intuit	336	56,065
Mastercard, Cl A	1,270	223,215
Micron Technology*	1,488	72,629
Microsoft	3,392	318,068
NVIDIA	800	193,600
Oracle	4,840	245,243
PayPal Holdings*	1,584	125,785
Square, Cl A*	560	25,788
Visa, Cl A	2,712	333,413
		2,397,224
Telecommunication Services— 0.6%
Sprint*	5,312	27,569
		3,362,669

Total Common Stock
(Cost $4,798,691)		4,826,469

Total Investments - 99.0%
(Cost $4,798,691)		$4,826,469

Percentages are based on Net Assets of $4,874,860.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of February 28, 2018, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended February 28, 2018, there were no Level 3 investments.

Innovation Shares

NextGen Protocol ETF

Schedule of Investments

February 28, 2018 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long securities and at the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended February 28, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended February 28, 2018, there have been no significant changes to the Fund’s fair valuation methodologies.

INN-QH-001-0100

Innovation Shares

NextGen Vehicles & Technology ETF

Schedule of Investments

February 28, 2018 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Australia — 0.6%
Galaxy Resources*	788	$2,149
Mineral Resources	364	5,392
Orocobre*	512	2,609
Pilbara Minerals*	3,040	2,180
Western Areas	1,244	3,141
		15,471
Belgium — 0.8%
Melexis	40	4,415
Umicore*	276	15,660
		20,075
Canada — 0.5%
First Quantum Minerals	724	11,815
Lithium Americas*	136	856
Nemaska Lithium*	372	427
		13,098
Chile — 0.4%
Sociedad Quimica y Minera de Chile ADR	232	11,577

China — 3.7%
Baidu ADR*	384	96,899

France — 2.3%
Renault*	360	39,288
Valeo*	312	20,343
		59,631
Germany — 13.1%
Bayerische Motoren Werke	756	80,053
Continental	244	67,167
Daimler	1,220	104,857
Infineon Technologies	1,408	38,467
Innogy (A)	936	37,455
OSRAM Licht	148	11,783
		339,782
Hong Kong — 7.6%
AAC Technologies Holdings	2,000	39,845
BAIC Motor, Cl H (A)	10,000	12,677
BYD, Cl H	4,000	37,034
Dongfeng Motor Group, Cl H	8,000	10,131
FDG Electric Vehicles*	60,000	2,453
Geely Automobile Holdings	12,000	39,181
Great Wall Motor, Cl H	16,000	18,933
Guangzhou Automobile Group, Cl H	16,000	35,577
		195,831
Italy — 2.3%
Fiat Chrysler Automobiles*	1,560	33,433
STMicroelectronics	1,124	25,807
		59,240
Japan — 17.4%
Denso	800	47,121
Hino Motors	800	10,609
Mitsubishi Chemical Holdings	2,400	24,606
Nissan Motor	5,200	54,824
Panasonic	3,200	50,307
Renesas Electronics*	2,000	23,185
Sumitomo Metal Mining	400	18,863
Toray Industries	2,800	28,497
Toyota Motor	2,800	189,851
		447,863
Netherlands — 0.1%
AMG Advanced Metallurgical Group	72	3,609

Switzerland — 2.5%
ABB	2,628	64,125

United Kingdom — 3.6%
Glencore	14,956	79,615
Johnson Matthey	316	13,650
		93,265
United States — 44.8%
Consumer Discretionary— 9.1%
Aptiv*	380	34,705
Autoliv	72	10,328
BorgWarner	244	11,976
Ford Motor	4,436	47,066
General Motors	1,664	65,478
Gentherm*	28	862
Tesla Motors*	192	65,868
		236,283
Industrials— 0.4%
Arconic	468	11,415

Information Technology— 34.1%
Advanced Micro Devices*	1,160	14,048
Alphabet, Cl A*	168	185,459
Apple	1,048	186,670
Intel	3,856	190,062
Littelfuse	32	6,640
Marvell Technology Group	576	13,530
NVIDIA	708	171,336
Texas Instruments	1,060	114,851
		882,596
Materials— 1.2%
Albemarle	152	15,265
FMC	180	14,126
		29,391
		1,159,685

Total Common Stock
(Cost $2,491,197)		2,580,151

Total Investments - 99.7%
(Cost $2,491,197)		$2,580,151

Percentages are based on Net Assets of $2,588,413.

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the SecuritiesAct of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of February 28, 2018 was $50,132 and represents 1.9% of Net Assets.

Innovation Shares

NextGen Vehicles & Technology ETF

Schedule of Investments

February 28, 2018 (Unaudited)

ADR — American Depositary Receipt
Cl — Class

As of February 28, 2018, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended February 28, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended February 28, 2018, there were no Level 3 investments.

Innovation Shares

NextGen Vehicles & Technology ETF

Schedule of Investments

February 28, 2018 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long securities and at the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended February 28, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended February 28, 2018, there have been no significant changes to the Fund’s fair valuation methodologies.

INN-QH-002-0100

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 26, 2018

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: April 26, 2018